TRANSACTIONS - Pro Forma Financial Information (Details) (Merger Agreement, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
As Reported
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 1,322,345
Net (loss) income	(15,620)
Pro Forma
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	1,322,345
Net (loss) income	$ 3,064